SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2015 D	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 30, 2015	Jan. 28, 2015	Jan. 31, 2015	Sep. 30, 2014	Mar. 13, 2015	Sep. 19, 2014	Jul. 21, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, FDIC Insured Amount	$ 250,000	$ 250,000		$ 250,000
Advertising Expense		0	141,554	933,627	644,383	806,221
Research and Development Expense			8,000	242,232	74,861	176,964
Revenues		41,747	51,011	621,106	2,062,083	1,176,829
Preferred Stock, Shares Outstanding (in Shares)	3,000,000	3,000,000		3,000,000	3,000,000
Warrants to purchase common stock outstanding	337,946	337,946		206,480
Debt Instrument, Convertible, Conversion Price	$ 1.88	$ 1.88		$ 11.75						$ 11.75
Net loss		(4,433,678)	(1,658,135)	(16,541,334)	(3,791,440)	(1,758,237)
Net cash used in operating activities		(906,269)	(430,373)	(6,319,400)	(3,743,397)	(1,444,871)
Working capital	(8,797,000)	(8,797,000)		(10,000,000)
Cash, Uninsured Amount	0	0		0
Cash, Uninsured Amount Description	The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and has determined the credit exposure to be negligible.
Conversion, percentage of weighted average price	51.00%	51.00%
Period of volume weighted average price calculation		40
Accumulated deficit	(26,511,871)	(26,511,871)		(22,078,193)	(5,536,859)
Internal Revenue Service (IRS) [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Tax deficiency amount		60,000
Open tax year		2011
Dispensing Machines [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Revenues		50,000		50,000
Convertible Debt [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount	3,300,000	3,300,000		3,750,000				1,500,000				2,500,000	3,500,000
Debt Instrument, Convertible, Conversion Price	$ 1.83	$ 1.83					$ 5.00				$ 1.83
Conversion, percentage of weighted average price		51.00%					51.00%
Convertible Debt [Member] | Expected to be raised over the next 18 months [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Expected amount of new equity capital to be raised								5,000,000
Convertible Debt [Member] | Lenders committed additional funds when Form S-1 filed with the SEC [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount								3,300,000
Convertible Debt [Member] | Subsequent Event [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount							1,800,000	1,500,000
Debt Instrument, Convertible, Conversion Price									$ 5.00		$ 1.83
Conversion, percentage of weighted average price									51.00%
Convertible Debt [Member] | Subsequent Event [Member] | Expected to be raised over the next 18 months [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Expected amount of new equity capital to be raised								5,000,000
Convertible Debt [Member] | Subsequent Event [Member] | Lenders committed additional funds when Form S-1 filed with the SEC [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount								3,300,000
Series A Preferred Stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Preferred Stock, Shares Outstanding (in Shares)	3,000,000	3,000,000	3,000,000	3,000,000	3,000,000	6,000,000				3,000,000
Preferred Stock, No Par Value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	30,000,000
Sales Revenue, Net [Member] | Customer C [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				65.10%
Gross revenue generated				$ 696,407